Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 47,151
Balance, end of year	$ 50,106	$ 47,151
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,971	1,982
Repurchased for cancellation	(58)	(23)
Issued under dividend reinvestment plan	31	9
Issued on exercise of stock options and deferred share units	5	3
Balance, end of year	1,949	1,971
Balance, beginning of year	$ 22,961	$ 22,989
Repurchased for cancellation	(677)	(269)
Issued under dividend reinvestment plan	739	182
Issued on exercise of stock options and deferred share units	104	59
Balance, end of year	$ 23,127	$ 22,961